Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 43,178	$ 6,672	¥ 41,606	¥ 39,703
Contribution to defined contribution plans	292	45	362	335
Total	¥ 43,470	$ 6,717	¥ 41,968	¥ 40,038